UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 through February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

Undiscovered Managers Funds

February 28, 2011 (Unaudited)

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 21, 2011 (Unaudited)

Dear Shareholder:

For many investors, the old adage “What’s old is new again,” may be the best way to describe the current economic recovery. While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.

In the U.S., economic momentum and growth appear to be accelerating, helped by pent-up consumer demand, improved balance sheets, and an extension of the Bush-era tax cuts. Additionally, this recovery has seen a sharp rebound in corporate profits. Investors responded enthusiastically to these developments, sending stock markets on an impressive rally, and leading to double-digit gains in 2010.

“While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.”

On the other hand, heightened tensions in the Middle East and renewed concerns about European debt resulted in an increase in market volatility, while the devastating earthquake and tsunami in Japan and the uncertain aftermath is likely to have lingering macroeconomic and market implications.

While positive tailwinds may continue to fuel economic growth, we remain concerned about the scope and potential impact of political unrest and other crises on global markets and economies.

U.S. Treasuries experience broad gains

Investors have continued to focus their investments on fixed income securities, particularly mortgage, investment grade corporate and high yield areas of the market. However, the heightened publicity surrounding the fiscal woes of state and local governments and the expiration of the Build America Bond Program led investors away from municipal bonds, which contributed to an increase in market volatility.

The Barclays Capital High Yield Index returned 10.1%, while the Barclays Capital U.S. Aggregate Bond Index returned -0.8%, and the Barclays Capital Emerging Markets Index returned 0.7% for the six-month period ended February 28, 2011. The Barclays Capital Municipal Index returned -3.5% for the same period.

Stock market volatility, rising oil prices, and concerns about tensions in the Middle East prompted broad gains and low yields for U.S. Treasuries and other safe haven investments. A late-year U.S. stock market rally, however, reversed the trend and led to higher yields as of the end of the six-month reporting period ended February 28, 2011. The yield on the 10-year U.S. Treasury bond spiked from 2.5% to 3.4% as of the end of the period, while yields on the 30-year U.S. Treasury bond climbed from 3.5% to 4.5%. Yields on the 2-year U.S. Treasury bond increased from 0.5% to 0.7% as of the end of the six-month reporting period.

Improved economic outlook fuels equity rally

After experiencing a wave of late summer volatility, stocks were supported by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s launch of quantitative easing (QE2) and Congress’ extension of the Bush-era tax cuts. As of the six-month reporting period ended February 28, 2011, the S&P 500 Index had reached a level of 1,327, an increase of 27.7% from six months prior.

Recently, however, risky assets have become more volatile as investors grew concerned about how the disaster in Japan, rising oil prices, and Middle East turmoil will impact the global recovery.

Rely on diversification to prepare for geopolitical risks

While the global economic recovery has demonstrated resiliency, the world is witnessing ongoing turmoil in the Middle East and uncertainty surrounding the fallout from the tragedy in Japan. Concerns about European sovereign debt also remain.

This environment reminds us of the importance of preparing portfolios for shocks that could not only potentially derail the economic recovery, but also our investment goals. As “uncertainty” is often the only certainty, it makes sense for investors to prepare by maintaining a diversified approach to investing within the context of a balanced portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	1

Undiscovered Managers Behavioral Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	40.68%
Russell 2500 Growth Index	40.13%

Net Assets as of 2/28/2011 (In Thousands)	$76,449

INVESTMENT OBJECTIVE**

The Undiscovered Managers Behavioral Growth Fund (the “Fund”) seeks to provide growth of capital.

HOW DID THE MARKET PERFORM?

U.S. equities advanced for the six months ended February 28, 2011. Small-to-mid-cap growth stocks, as measured by the Russell 2500 Growth Index (the “Benchmark”) were particularly strong, returning 40.13%, as growth stocks outperformed value stocks across market capitalizations and small- and mid-cap stocks outperformed large-cap stocks. Investor sentiment was supported by strong corporate earnings, better-than-expected economic data, returning merger and acquisition activity and accommodative policies from the U.S. Federal Reserve. Investors were also encouraged by the U.S. government’s two-year extension of the Bush era tax cuts, emergency unemployment benefits and a payroll tax cut.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 28, 2011, the Fund (Institutional Class Shares) outperformed the Benchmark. The Fund’s overweight and stock selection in the information technology sector contributed to relative performance, while the Fund’s stock selection in the consumer discretionary sector detracted from relative performance.

Individual contributors to relative performance included Acme Packet, Inc. and Deckers Outdoor Corp. Shares of communica-

tions equipment provider Acme Packet, Inc. gained after the company reported better-than-expected fourth-quarter earnings and raised its earnings forecast for 2011. Shares of footwear provider Deckers Outdoor Corp. increased as the company posted strong revenue growth and raised its 2011 earnings forecast, driven by robust demand for its UGG brand products.

Individual detractors from relative performance included 99 Cents Only Stores and Coinstar, Inc. Shares of discount retailer 99 Cents Only Stores declined after a competitor reported disappointing revenue, prompting concerns about negative trends in its industry. Shares of Coinstar, Inc., a provider of automated retail solutions, declined after lowering its estimates for fourth-quarter earnings. Investors were also concerned about a class action lawsuit filed against the company.

HOW WAS THE FUND POSITIONED?

The Fund’s sub-advisor, Fuller & Thaler Asset Management, Inc. (the “Fund’s portfolio managers”) looked for stocks that they believed were mispriced based on behavioral biases. The Fund’s portfolio managers used their research to identify potential catalysts for stock price movements, catalysts that they believed had been overlooked by analysts and market participants. As a result of this process, the Fund’s largest overweights versus the Benchmark were in the consumer discretionary and information technology sectors, while its largest underweights versus the Benchmark were in the industrials, health care and financials sectors.

2	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Acme Packet, Inc.	5.3%
2.	Deckers Outdoor Corp.	3.1
3.	Finisar Corp.	3.0
4.	TIBCO Software, Inc.	2.8
5.	Coherent, Inc.	2.8
6.	Atmel Corp.	2.7
7.	Ulta Salon Cosmetics & Fragrance, Inc.	2.7
8.	Cypress Semiconductor Corp.	2.2
9.	Fortinet, Inc.	2.1
10.	Ascena Retail Group, Inc.	2.1

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	51.0%
Consumer Discretionary	25.8
Industrials	11.1
Health Care	4.7
Energy	3.2
Materials	2.1
Short-Term Investment	2.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	3

Undiscovered Managers Behavioral Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/4/04
Without Sales Charge		40.41%	37.09%	4.43%	5.91%
With Sales Charge**		33.01	29.92	3.31	5.34
CLASS B SHARES	6/4/04
Without CDSC		40.10	36.43	3.92	5.55
With CDSC***		35.10	31.43	3.57	5.55
CLASS C SHARES	6/4/04
Without CDSC		40.05	36.38	3.91	5.55
With CDSC****		39.05	35.38	3.91	5.55
INSTITUTIONAL CLASS SHARES	12/31/97	40.68	37.61	4.80	6.25
INVESTOR CLASS SHARES	7/31/98	40.43	37.12	4.43	5.92

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/01 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception date are based on the performance of Investor Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Investor Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Growth Fund, the Russell 2500 Growth Index and the Lipper Small-Cap Growth Funds Index from February 28, 2001 to February 28, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell 2500 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the

Lipper Small-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	35.45%
Russell 2000 Value Index	34.31%

Net Assets as of 2/28/2011 (In Thousands)	$39,743

INVESTMENT OBJECTIVE**

The Undiscovered Managers Behavioral Value Fund (the “Fund”) seeks to provide capital appreciation.

HOW DID THE U.S. STOCK MARKET PERFORM?

U.S. equities advanced for the six months ended February 28, 2011. Small-cap value stocks, as measured by the Russell 2000 Value Index (the “Benchmark”) returned 34.31%. Value stocks underperformed growth stocks across market capitalizations and small- and mid-cap stocks outperformed large-cap stocks during the reporting period. Investor sentiment was supported by strong corporate earnings, better-than-expected economic data, returning merger and acquisition activity and accommodative policies from the U.S. Federal Reserve. Investors were also encouraged by the U.S. government’s two-year extension of the Bush era tax cuts, emergency unemployment benefits and a payroll tax cut.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 28, 2011, the Fund (Institutional Class Shares) outperformed the Benchmark. The Fund’s stock selection in the financials and industrials sectors contributed to relative performance, while the Fund’s stock selection in the consumer discretionary and materials sectors detracted from relative performance.

Individual contributors included Nara Bancorp, Inc. and Dycom Industries, Inc. Shares of Nara Bancorp, Inc. gained after the regional bank reported strong fourth-quarter earnings, benefiting from an improving deposit mix and a reduction in non-performing loans. Shares of Dycom Industries, Inc. benefited after the construction services company announced an increase in its stock repurchase program. Investors also reacted positively to the company’s announced acquisitions during the reporting period.

Individual detractors included DreamWorks Animation SKG, Inc. and RTI International Metals, Inc. Shares of DreamWorks Animation SKG, Inc. declined on concerns about the motion picture company’s future growth. RTI International Metals, Inc. provides components for the international aerospace, defense, energy, and industrial and consumer markets. Shares of RTI International Metals, Inc. lagged on concerns about demand in several of the company’s end markets.

HOW WAS THE FUND POSITIONED?

The Fund’s sub-advisor, Fuller & Thaler Asset Management, Inc. (the “Fund’s portfolio managers”) looked for stocks that they believed were mispriced based on behavioral biases. The Fund’s portfolio managers used their research to identify potential catalysts for stock price movements, catalysts that they believed had been overlooked by analysts and market participants. As a result of this process, the Fund’s largest overweight versus the Benchmark was in the consumer staples sector, while its largest underweight versus the Benchmark was in the industrials sector.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	5

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2011 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Convergys Corp.	2.5%
2.	Rent-A-Center, Inc.	2.3
3.	Celanese Corp., Class A	2.1
4.	Starwood Property Trust, Inc.	2.0
5.	CEC Entertainment, Inc.	1.8
6.	Dycom Industries, Inc.	1.8
7.	Symetra Financial Corp.	1.8
8.	RSC Holdings, Inc.	1.7
9.	EnerSys	1.7
10.	Tetra Technologies, Inc.	1.7

PORTFOLIO COMPOSITION BY SECTOR***
Financials	35.1%
Industrials	12.9
Consumer Discretionary	10.9
Information Technology	8.7
Energy	6.6
Health Care	5.9
Materials	5.8
Utilities	4.8
Consumer Staples	4.4
Short-Term Investment	4.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

6	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/4/04
Without Sales Charge		35.35%	34.49%	4.40%	9.38%
With Sales Charge**		28.22	27.45	3.28	8.79
CLASS B SHARES	6/4/04
Without CDSC		35.04	33.82	3.90	9.02
With CDSC***		30.04	28.82	3.56	9.02
CLASS C SHARES	6/4/04
Without CDSC		35.01	33.80	3.90	9.02
With CDSC****		34.01	32.80	3.90	9.02
INSTITUTIONAL CLASS SHARES	12/28/98	35.45	34.76	4.63	9.54

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/01 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception date are based on the performance of Institutional Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 2000 Value Index, the Lipper Small-Cap Core Funds Index and the Lipper Small-Cap Value Funds Index from February 28, 2001 to February 28, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Small-Cap Core Funds Index and the

Lipper Small-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Core Funds Index and the Lipper Small-Cap Value Funds Index are indices based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	7

JPMorgan Realty Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	22.30%
Morgan Stanley Capital International (“MSCI”) U.S. REIT Index	21.20%

Net Assets as of 2/28/2011 (In Thousands)	$337,995

INVESTMENT OBJECTIVE**

The JPMorgan Realty Income Fund (the “Fund”) seeks to provide high total investment return through a combination of capital appreciation and current income.

HOW DID THE MARKET PERFORM?

Investors’ appetite for risk was supported by strong corporate earnings, improving economic data and accommodative policies from the U.S. Federal Reserve. Investors were also encouraged by the U.S. government’s two-year extension of the Bush era tax cuts, emergency unemployment benefits and a payroll tax cut. U.S. real estate securities continued their strong performance from the prior reporting period, as the MSCI U.S. REIT Index (the “Benchmark”) returned 21.20% for the six months ended February 28, 2011. Economically sensitive real estate securities were the strongest performers during the reporting period.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of attractively valued real estate securities. They projected long-term cash flow for each portfolio holding and valued the holdings using a proprietary dividend discount model. Accordingly, the Fund’s portfolio managers anticipated that security selection would be the main driver of the Fund’s relative performance versus the Benchmark.

For the six months ended February 28, 2011, the Fund (Institutional Class Shares) outperformed the Benchmark. Security selection was positive across all sectors and drove the Fund’s outperformance.

The Fund’s largest individual contributors included overweight positions in Pennsylvania Real Estate Investment Trust, an owner and operator of retail shopping malls, and Strategic Hotels & Resorts, Inc., which owns and manages upscale and luxury hotels. These stocks gained after each company was able to recapitalize as the credit markets improved. Another individual contributor to relative performance was the Fund’s underweight position in General Growth Properties, Inc., a shopping mall operator that completed the final steps of its financial restructuring and emerged from Chapter 11 bankruptcy during the reporting period. Using bottom-up fundamental research, the Fund’s portfolio managers determined that the stock appeared overvalued and avoided establishing an active position. This contributed to the Fund’s relative performance as shares of General Growth Properties, Inc. declined during the reporting period and the stock was a weak performer in the Benchmark.

Individual detractors from the Fund’s relative performance included data storage centers Digital Realty Trust, Inc. and DuPont Fabros Technology, Inc. These stocks declined after a large tenant of data storage space reported disappointing revenue, prompting concerns about waning occupancy of data storage centers. These stocks were also hurt by investor concerns about each company’s competitive positioning in the face of growing technology for data storage.

Another individual detractor was the Fund’s underweight position in CBL & Associates Properties, Inc., an owner and operator of retail shopping malls, which was a strong performer in the Benchmark during the reporting period. The Fund’s portfolio managers believed that the stock was overvalued and preferred to invest in Pennsylvania Real Estate Investment Trust, which, in their view, was a more attractively valued mall operator during the reporting period.

8	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Simon Property Group, Inc.	10.1%
2.	Boston Properties, Inc.	5.3
3.	HCP, Inc.	5.0
4.	Vornado Realty Trust	4.7
5.	Equity Residential	4.7
6.	Public Storage	4.6
7.	Host Hotels & Resorts, Inc.	3.7
8.	AvalonBay Communities, Inc.	3.6
9.	ProLogis	3.4
10.	Digital Realty Trust, Inc.	3.0

PORTFOLIO COMPOSITION BY SECTOR***
Multifamily	16.2%
Regional Malls	14.8
Health Care	13.5
Office	12.7
Diversified	11.8
Shopping Centers	9.7
Hotels	7.5
Industrial	6.8
Storage	5.5
Short-Term Investment	1.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	9

JPMorgan Realty Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/4/04
Without Sales Charge		21.92%	39.54%	1.98%	11.45%
With Sales Charge**		15.51	32.13	0.89	10.85
CLASS B SHARES	6/4/04
Without CDSC		21.64	38.98	1.48	11.08
With CDSC***		16.64	33.98	1.10	11.08
CLASS C SHARES	6/4/04
Without CDSC		21.67	39.02	1.48	11.08
With CDSC****		20.67	38.02	1.48	11.08
CLASS R5 SHARES	5/15/06	22.32	40.31	2.47	11.80
INSTITUTIONAL CLASS SHARES	1/1/98	22.30	40.28	2.43	11.78

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/01 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception date are based on the performance of Institutional Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Institutional Class Shares.

Returns for the Class R5 Shares prior to its inception date are based on the performance of the Institutional Class Shares. The actual returns of the Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Realty Income Fund, the MSCI U.S. REIT Index and the Lipper Real Estate Funds Index from February 28, 2001 to February 28, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the MSCI U.S. REIT Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The MSCI U.S. REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The Lipper Real Estate Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.9%
	Consumer Discretionary — 26.1%
	Hotels, Restaurants & Leisure — 3.2%
124	Boyd Gaming Corp. (a)	1,330
86	Pinnacle Entertainment, Inc. (a)	1,130

		2,460

	Household Durables — 2.1%
34	Tempur-Pedic International, Inc. (a)	1,610

	Specialty Retail — 13.5%
64	AnnTaylor Stores Corp. (a)	1,483
52	Ascena Retail Group, Inc. (a)	1,634
25	DSW, Inc., Class A (a)	1,025
151	Pier 1 Imports, Inc. (a)	1,519
27	Tractor Supply Co.	1,421
51	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,116
43	Zumiez, Inc. (a)	1,124

		10,322

	Textiles, Apparel & Luxury Goods — 7.3%
28	Deckers Outdoor Corp. (a)	2,426
20	Fossil, Inc. (a)	1,519
44	Timberland Co. (The), Class A (a)	1,618

		5,563

	Total Consumer Discretionary	19,955

	Energy — 3.2%
	Energy Equipment & Services — 3.2%
42	Hornbeck Offshore Services, Inc. (a)	1,196
100	ION Geophysical Corp. (a)	1,276

	Total Energy	2,472

	Health Care — 4.7%
	Health Care Equipment & Supplies — 4.7%
60	Align Technology, Inc. (a)	1,247
31	ArthroCare Corp. (a)	1,052
26	Sirona Dental Systems, Inc. (a)	1,297

	Total Health Care	3,596

	Industrials — 11.2%
	Air Freight & Logistics — 2.0%
22	Atlas Air Worldwide Holdings, Inc. (a)	1,522

	Airlines — 1.6%
138	U.S. Airways Group, Inc. (a)	1,190

	Commercial Services & Supplies — 1.4%
53	Knoll, Inc.	1,102

	Construction & Engineering — 1.5%
62	MasTec, Inc. (a)	1,160

SHARES	SECURITY DESCRIPTION	VALUE($)

	Machinery — 3.1%
35	Robbins & Myers, Inc.	1,501
37	Titan International, Inc.	893

		2,394

	Professional Services — 1.6%
85	SFN Group, Inc. (a)	1,180

	Total Industrials	8,548

	Information Technology — 51.6%
	Communications Equipment — 14.6%
54	Acme Packet, Inc. (a)	4,085
45	DG FastChannel, Inc. (a)	1,490
56	Finisar Corp. (a)	2,281
162	Harmonic, Inc. (a)	1,559
12	Ixia (a)	202
45	NETGEAR, Inc. (a)	1,489

		11,106

	Computers & Peripherals — 1.5%
56	STEC, Inc. (a)	1,152

	Electronic Equipment, Instruments & Components — 6.2%
91	Brightpoint, Inc. (a)	1,148
35	Coherent, Inc. (a)	2,155
83	TTM Technologies, Inc. (a)	1,456

		4,759

	Internet Software & Services — 5.6%
45	IAC/InterActiveCorp. (a)	1,392
56	IntraLinks Holdings, Inc. (a)	1,582
88	ValueClick, Inc. (a)	1,306

		4,280

	Semiconductors & Semiconductor Equipment — 14.5%
144	Atmel Corp. (a)	2,117
81	Cypress Semiconductor Corp. (a)	1,700
47	FEI Co. (a)	1,579
113	GT Solar International, Inc. (a)	1,206
47	International Rectifier Corp. (a)	1,507
36	NetLogic Microsystems, Inc. (a)	1,494
48	OmniVision Technologies, Inc. (a)	1,470

		11,073

	Software — 9.2%
156	Cadence Design Systems, Inc. (a)	1,554
41	Fortinet, Inc. (a)	1,654
101	Take-Two Interactive Software, Inc. (a)	1,625
89	TIBCO Software, Inc. (a)	2,196

		7,029

	Total Information Technology	39,399

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	11

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Materials — 2.1%
	Metals & Mining — 2.1%
69	Globe Specialty Metals, Inc.	1,595

	Total Common Stocks (Cost $57,509)	75,565

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 2.1%
	Investment Company — 2.1%
1,625	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $1,625)	1,625

	Total Investments — 101.0% (Cost $59,134)	77,190
	Liabilities in Excess of Other Assets — (1.0)%	(741)

	NET ASSETS — 100.0%	$76,449

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 95.6%
	Consumer Discretionary — 11.0%
	Diversified Consumer Services — 1.3%
21	Career Education Corp. (a)	494

	Hotels, Restaurants & Leisure — 5.4%
19	CEC Entertainment, Inc. (a)	737
44	Shuffle Master, Inc. (a)	413
108	Wendy’s/Arby’s Group, Inc., Class A	513
16	Wyndham Worldwide Corp.	488

		2,151

	Media — 1.0%
15	DreamWorks Animation SKG, Inc., Class A (a)	409

	Specialty Retail — 2.3%
28	Rent-A-Center, Inc.	909

	Textiles, Apparel & Luxury Goods — 1.0%
7	Columbia Sportswear Co.	408

	Total Consumer Discretionary	4,371

	Consumer Staples — 4.4%
	Food Products — 3.3%
31	Chiquita Brands International, Inc. (a)	536
20	Del Monte Foods Co.	375
9	Sanderson Farms, Inc.	385

		1,296

	Personal Products — 1.1%
42	Prestige Brands Holdings, Inc. (a)	459

	Total Consumer Staples	1,755

	Energy — 6.6%
	Energy Equipment & Services — 2.8%
38	Pioneer Drilling Co. (a)	429
49	Tetra Technologies, Inc. (a)	672

		1,101

	Oil, Gas & Consumable Fuels — 3.8%
29	McMoRan Exploration Co. (a)	509
13	Southern Union Co.	371
27	Tesoro Corp. (a)	647

		1,527

	Total Energy	2,628

	Financials — 35.3%
	Capital Markets — 5.6%
54	Apollo Investment Corp.	671
32	Investment Technology Group, Inc. (a)	611
41	Knight Capital Group, Inc., Class A (a)	570
24	optionsXpress Holdings, Inc.	387

		2,239

SHARES	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — 12.0%
65	Bancorp, Inc. (The) (a)	552
166	Banner Corp.	408
57	Boston Private Financial Holdings, Inc.	403
11	City Holding Co.	380
62	First California Financial Group, Inc. (a)	231
25	First Horizon National Corp. (a)	293
47	Investors Bancorp, Inc. (a)	638
60	Marshall & Ilsley Corp.	468
28	Mercantile Bank Corp. (a)	234
56	Nara Bancorp, Inc. (a)	583
40	PrivateBancorp, Inc.	568

		4,758

	Insurance — 4.4%
88	CNO Financial Group, Inc. (a)	638
41	Presidential Life Corp.	413
49	Symetra Financial Corp.	702

		1,753

	Real Estate Investment Trusts (REITs) — 13.3%
67	Anworth Mortgage Asset Corp.	475
20	Apollo Commercial Real Estate Finance, Inc.	342
57	CapLease, Inc.	304
38	Chatham Lodging Trust	657
25	Colony Financial, Inc.	538
38	Franklin Street Properties Corp.	565
33	Inland Real Estate Corp.	314
76	MFA Financial, Inc.	645
29	Pebblebrook Hotel Trust	643
34	Starwood Property Trust, Inc.	800

		5,283

	Total Financials	14,033

	Health Care — 6.0%
	Health Care Providers & Services — 3.9%
43	Health Management Associates, Inc., Class A (a)	433
22	Health Net, Inc. (a)	638
40	PharMerica Corp. (a)	474

		1,545

	Pharmaceuticals — 2.1%
12	Par Pharmaceutical Cos., Inc. (a)	374
25	ViroPharma, Inc. (a)	453

		827

	Total Health Care	2,372

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	13

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Industrials — 13.0%
	Aerospace & Defense — 1.1%
13	BE Aerospace, Inc. (a)	425

	Commercial Services & Supplies — 3.7%
15	Brink’s Co. (The)	463
97	EnergySolutions, Inc.	641
20	SYKES Enterprises, Inc. (a)	379

		1,483

	Construction & Engineering — 1.8%
42	Dycom Industries, Inc. (a)	727

	Electrical Equipment — 1.7%
19	EnerSys (a)	674

	Machinery — 1.7%
20	Terex Corp. (a)	661

	Trading Companies & Distributors — 3.0%
51	RSC Holdings, Inc. (a)	694
16	United Rentals, Inc. (a)	502

		1,196

	Total Industrials	5,166

	Information Technology — 8.8%
	Electronic Equipment, Instruments & Components — 1.2%
10	MTS Systems Corp.	463

	Internet Software & Services — 1.0%
25	ValueClick, Inc. (a)	378

	IT Services — 4.0%
26	Broadridge Financial Solutions, Inc.	587
72	Convergys Corp. (a)	1,017

		1,604

	Software — 2.6%
19	ACI Worldwide, Inc. (a)	579
46	Lawson Software, Inc. (a)	467

		1,046

	Total Information Technology	3,491

SHARES	SECURITY DESCRIPTION	VALUE($)

	Materials — 5.7%
	Chemicals — 2.1%
20	Celanese Corp., Class A	825

	Metals & Mining — 3.1%
40	Commercial Metals Co.	659
20	RTI International Metals, Inc. (a)	581

		1,240

	Paper & Forest Products — 0.5%
18	PH Glatfelter Co.	222

	Total Materials	2,287

	Utilities — 4.8%
	Electric Utilities — 3.4%
16	DPL, Inc.	403
9	FirstEnergy Corp.	363
16	UniSource Energy Corp.	572

		1,338

	Gas Utilities — 1.4%
19	Piedmont Natural Gas Co., Inc.	563

	Total Utilities	1,901

	Total Common Stocks (Cost $25,338)	38,004

Short-Term Investment — 4.9%
	Investment Company — 4.9%
1,950	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $1,950)	1,950

	Total Investments — 100.5% (Cost $27,288)	39,954
	Liabilities in Excess of Other Assets — (0.5)%	(211)

	NET ASSETS — 100.0%	$39,743

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.4%
	Financials — 98.4%
	Diversified — 11.7%
204	Colonial Properties Trust	4,023
172	Digital Realty Trust, Inc.	10,146
324	Duke Realty Corp.	4,563
208	DuPont Fabros Technology, Inc.	5,085
170	Vornado Realty Trust	15,849

		39,666

	Health Care — 13.5%
442	HCP, Inc.	16,801
118	Health Care REIT, Inc.	6,180
101	Healthcare Realty Trust, Inc.	2,362
153	Nationwide Health Properties, Inc.	6,552
271	Senior Housing Properties Trust	6,642
129	Ventas, Inc.	7,157

		45,694

	Hotels — 7.5%
180	Hospitality Properties Trust	4,138
681	Host Hotels & Resorts, Inc.	12,525
92	LaSalle Hotel Properties	2,595
83	Pebblebrook Hotel Trust	1,825
200	Strategic Hotels & Resorts, Inc. (a)	1,302
272	Sunstone Hotel Investors, Inc. (a)	2,919

		25,304

	Industrial — 6.8%
185	AMB Property Corp.	6,736
850	DCT Industrial Trust, Inc.	4,778
713	ProLogis	11,593

		23,107

	Multifamily — 16.2%
43	American Campus Communities, Inc.	1,425
81	Apartment Investment & Management Co., Class A	2,065
102	AvalonBay Communities, Inc.	12,308
42	BRE Properties, Inc.	2,014
86	Camden Property Trust	5,077
358	Education Realty Trust, Inc.	2,957
11	Equity Lifestyle Properties, Inc.	652
286	Equity Residential	15,743
40	Essex Property Trust, Inc.	4,959
72	Home Properties, Inc.	4,226
134	UDR, Inc.	3,252

		54,678

SHARES	SECURITY DESCRIPTION	VALUE($)

	Office — 12.7%
64	Alexandria Real Estate Equities, Inc.	5,151
261	BioMed Realty Trust, Inc.	4,731
187	Boston Properties, Inc.	17,906
270	Brandywine Realty Trust	3,318
111	Corporate Office Properties Trust	3,994
161	Mack-Cali Realty Corp.	5,462
32	SL Green Realty Corp.	2,434

		42,996

	Regional Malls — 14.8%
203	General Growth Properties, Inc. (a)	3,228
349	Glimcher Realty Trust	3,214
185	Macerich Co. (The)	9,378
309	Simon Property Group, Inc. (m)	34,010

		49,830

	Shopping Centers — 9.7%
456	Developers Diversified Realty Corp.	6,521
104	Equity One, Inc.	1,991
76	Excel Trust, Inc.	923
33	Federal Realty Investment Trust	2,797
271	Kimco Realty Corp.	5,249
204	Regency Centers Corp.	9,231
54	Tanger Factory Outlet Centers	1,450
175	Weingarten Realty Investors	4,524

		32,686

	Storage — 5.5%
137	Public Storage	15,361
316	U-Store-It Trust	3,244

		18,605

	Total Common Stocks (Cost $250,999)	332,566

Short-Term Investment — 1.5%
	Investment Company — 1.5%
5,096	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $5,096)	5,096

	Total Investments — 99.9% (Cost $256,095)	337,662
	Other Assets in Excess of Liabilities — 0.1%	333

	NET ASSETS — 100.0%	$337,995

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	15

Undiscovered Managers Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (Unaudited)

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of February 28, 2011.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and forward foreign currency contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

16	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
ASSETS:
Investments in non-affiliates, at value	$75,565		$38,004		$332,566
Investments in affiliates, at value	1,625		1,950		5,096

Total investment securities, at value	77,190		39,954		337,662
Receivables:
Investment securities sold	4,585		94		10,550
Fund shares sold	138		283		755
Interest and dividends	2		16		347

Total Assets	81,915		40,347		349,314

LIABILITIES:
Payables:
Investment securities purchased	4,540		418		10,855
Fund shares redeemed	732		54		149
Accrued liabilities:
Investment advisory fees	47		21		122
Administration fees	9		5		23
Shareholder servicing fees	1		1		24
Distribution fees	2		8		7
Custodian and accounting fees	18		16		22
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)
Audit fees	34		35		44
Other	83		46		73

Total Liabilities	5,466		604		11,319

Net Assets	$76,449		$39,743		$337,995

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	17

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Behavioral Growth Fund	Behavioral Value Fund	Realty Income Fund
NET ASSETS:
Paid in capital	$55,558	$56,367	$293,186
Accumulated undistributed (distributions in excess of) net investment income	(258)	12	(581)
Accumulated net realized gains (losses)	3,093	(29,302)	(36,177)
Net unrealized appreciation (depreciation)	18,056	12,666	81,567

Total Net Assets	$76,449	$39,743	$337,995

Net Assets:
Class A	$3,893	$14,846	$19,910
Class B	460	1,875	1,217
Class C	1,463	7,772	3,816
Class R5	—	—	86,877
Institutional Class	70,207	15,250	226,175
Investor Class	426	—	—

Total	$76,449	$39,743	$337,995

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	134	439	1,943
Class B	16	57	120
Class C	52	238	378
Class R5	—	—	8,462
Institutional Class	2,320	443	22,028
Investor Class	15	—	—

Net Asset Value:
Class A — Redemption price per share	$29.05	$33.85	$10.24
Class B — Offering price per share (b)	28.09	32.68	10.16
Class C — Offering price per share (b)	28.09	32.66	10.09
Class R5 — Offering and redemption price per share	—	—	10.27
Institutional Class — Offering and redemption price per share	30.26	34.39	10.27
Investor Class — Offering and redemption price per share	29.07	—	—
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$30.66	$35.73	$10.81

Cost of investments in non-affiliates	$57,509	$25,338	$250,999
Cost of investments in affiliates	1,625	1,950	5,096

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

18	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$199		$294		$3,350
Dividend income from affiliates	1		1		3

Total investment income	200		295		3,353

EXPENSES:
Investment advisory fees	324		179		1,086
Administration fees	31		16		132
Distribution fees:
Class A	4		15		20
Class B	1		6		4
Class C	4		26		11
Investor Class	1		—		—
Shareholder servicing fees:
Class A	4		15		20
Class B	—	(a)	2		1
Class C	1		9		4
Class R5	—		—		24
Institutional Class	32		7		86
Custodian and accounting fees	19		17		21
Interest expense to affiliates	—	(a)	—	(a)	—	(a)
Professional fees	24		25		33
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	2
Printing and mailing costs	21		10		28
Registration and filing fees	35		24		38
Transfer agent fees	38		26		23
Other	12		8		19

Total expenses	551		385		1,552

Less amounts waived	(97)		(105)		(402)
Less earnings credits	—		—		—	(a)

Net expenses	454		280		1,150

Net investment income (loss)	(254)		15		2,203

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from
investments in non-affiliates	5,882		1,160		13,160
Change in net unrealized appreciation (depreciation) of
investments in non-affiliates	17,236		8,871		40,292

Net realized/unrealized gains (losses)	23,118		10,031		53,452

Change in net assets resulting from operations	$22,864		$10,046		$55,655

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	19

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
	Six Months Ended 2/28/2011 (Unaudited)	Year Ended 8/31/2010	Six Months Ended 2/28/2011 (Unaudited)	Year Ended 8/31/2010	Six Months Ended 2/28/2011 (Unaudited)	Year Ended 8/31/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(254)	$(784)	$15	$(17)	$2,203	$2,837
Net realized gain (loss)	5,882	18,159	1,160	3,179	13,160	12,353
Change in net unrealized appreciation (depreciation)	17,236	(10,951)	8,871	1,146	40,292	23,149

Change in net assets resulting from operations	22,864	6,424	10,046	4,308	55,655	38,339

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	—	—	(120)	(143)
Return of capital	—	—	—	—	—	(25)
Class B
From net investment income	—	—	—	—	(8)	(16)
Return of capital	—	—	—	—	—	(3)
Class C
From net investment income	—	—	—	—	(19)	(33)
Return of capital	—	—	—	—	—	(6)
Class R5
From net investment income	—	—	—	—	(910)	(1,509)
Return of capital	—	—	—	—	—	(259)
Institutional Class
From net investment income	—	—	—	—	(1,724)	(1,130)
Return of capital	—	—	—	—	—	(194)

Total distributions to shareholders	—	—	—	—	(2,781)	(3,318)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(6,394)	(13,501)	934	(13,929)	94,766	71,189

NET ASSETS:
Change in net assets	16,470	(7,077)	10,980	(9,621)	147,640	106,210
Beginning of period	59,979	67,056	28,763	38,384	190,355	84,145

End of period	$76,449	$59,979	$39,743	$28,763	$337,995	$190,355

Accumulated undistributed (distributions in excess of) net investment income	$(258)	$(4)	$12	$(3)	$(581)	$(3)

SEE NOTES TO FINANCIAL STATEMENTS.

20	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
	Six Months Ended 2/28/2011 (Unaudited)	Year Ended 8/31/2010	Six Months Ended 2/28/2011 (Unaudited)	Year Ended 8/31/2010	Six Months Ended 2/28/2011 (Unaudited)	Year Ended 8/31/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,908	$1,111	$3,944	$4,707	$16,615	$4,917
Dividends and distributions reinvested	—	—	—	—	115	160
Cost of shares redeemed	(1,295)	(744)	(1,378)	(4,970)	(8,119)	(3,382)

Change in net assets from Class A capital transactions	$613	$367	$2,566	$(263)	$8,611	$1,695

Class B
Proceeds from shares issued	$78	$5	$53	$71	$62	$78
Dividends and distributions reinvested	—	—	—	—	7	19
Cost of shares redeemed	(42)	(79)	(165)	(293)	(153)	(356)

Change in net assets from Class B capital transactions	$36	$(74)	$(112)	$(222)	$(84)	$(259)

Class C
Proceeds from shares issued	$720	$316	$646	$1,226	$927	$1,086
Dividends and distributions reinvested	—	—	—	—	18	33
Cost of shares redeemed	(101)	(395)	(845)	(2,117)	(414)	(400)

Change in net assets from Class C capital transactions	$619	$(79)	$(199)	$(891)	$531	$719

Class R5
Proceeds from shares issued	$—	$—	$—	$—	$14,032	$69,633
Dividends and distributions reinvested	—	—	—	—	910	1,768
Cost of shares redeemed	—	—	—	—	(57,208)	(9,639)

Change in net assets from Class R5 capital transactions	$—	$—	$—	$—	$(42,266)	$61,762

Institutional Class
Proceeds from shares issued	$2,327	$4,458	$193	$718	$137,154	$23,907
Dividends and distributions reinvested	—	—	—	—	460	1,058
Cost of shares redeemed	(9,996)	(18,087)	(1,514)	(13,271)	(9,640)	(17,693)

Change in net assets from Institutional Class capital transactions	$(7,669)	$(13,629)	$(1,321)	$(12,553)	$127,974	$7,272

Investor Class
Proceeds from shares issued	$20	$4	$—	$—	$—	$—
Cost of shares redeemed	(13)	(90)	—	—	—	—

Change in net assets from Investor Class capital transactions	$7	$(86)	$—	$—	$—	$—

Total change in net assets from capital transactions	$(6,394)	$(13,501)	$934	$(13,929)	$94,766	$71,189

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	21

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
	Six Months Ended 2/28/2011 (Unaudited)	Year Ended 8/31/2010	Six Months Ended 2/28/2011 (Unaudited)	Year Ended 8/31/2010	Six Months Ended 2/28/2011 (Unaudited)	Year Ended 8/31/2010
SHARE TRANSACTIONS:
Class A
Issued	73	50	128	181	1,802	655
Reinvested	—	—	—	—	13	20
Redeemed	(53)	(34)	(46)	(196)	(873)	(437)

Change in Class A Shares	20	16	82	(15)	942	238

Class B
Issued	3	— (a)	2	3	7	11
Reinvested	—	—	—	—	1	2
Redeemed	(2)	(4)	(7)	(11)	(17)	(46)

Change in Class B Shares	1	(4)	(5)	(8)	(9)	(33)

Class C
Issued	28	14	22	50	100	149
Reinvested	—	—	—	—	2	4
Redeemed	(4)	(20)	(30)	(88)	(45)	(52)

Change in Class C Shares	24	(6)	(8)	(38)	57	101

Class R5
Issued	—	—	—	—	1,563	9,571
Reinvested	—	—	—	—	101	226
Redeemed	—	—	—	—	(6,296)	(1,209)

Change in Class R5 Shares	—	—	—	—	(4,632)	8,588

Institutional Class
Issued	85	204	6	28	15,108	2,801
Reinvested	—	—	—	—	51	139
Redeemed	(390)	(799)	(51)	(524)	(1,034)	(2,310)

Change in Institutional Class Shares	(305)	(595)	(45)	(496)	14,125	630

Investor Class
Issued	1	— (a)	—	—	—	—
Redeemed	— (a)	(5)	—	—	—	—

Change in Investor Class Shares	1	(5)	—	—	—	—

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

22	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period
Behavioral Growth Fund
Class A
Six Months Ended February 28, 2011 (Unaudited)	$20.69	$(0.14	)(e)(f)	$8.50	$8.36	$29.05
Year Ended August 31, 2010	19.13	(0.30	)(e)	1.86	1.56	20.69
Year Ended August 31, 2009	24.56	(0.23	)(e)	(5.20)	(5.43)	19.13
Year Ended August 31, 2008	28.09	(0.38	)(e)	(3.15)	(3.53)	24.56
Year Ended August 31, 2007	20.88	(0.36	)(e)	7.57	7.21	28.09
Year Ended August 31, 2006	22.69	(0.35)		(1.46)	(1.81)	20.88

Class B
Six Months Ended February 28, 2011 (Unaudited)	20.05	(0.19	)(e)(f)	8.23	8.04	28.09
Year Ended August 31, 2010	18.64	(0.40	)(e)	1.81	1.41	20.05
Year Ended August 31, 2009	24.05	(0.30	)(e)	(5.11)	(5.41)	18.64
Year Ended August 31, 2008	27.64	(0.49	)(e)	(3.10)	(3.59)	24.05
Year Ended August 31, 2007	20.65	(0.47	)(e)	7.46	6.99	27.64
Year Ended August 31, 2006	22.55	(0.43)		(1.47)	(1.90)	20.65

Class C
Six Months Ended February 28, 2011 (Unaudited)	20.05	(0.20	)(e)(f)	8.24	8.04	28.09
Year Ended August 31, 2010	18.64	(0.40	)(e)	1.81	1.41	20.05
Year Ended August 31, 2009	24.05	(0.30	)(e)	(5.11)	(5.41)	18.64
Year Ended August 31, 2008	27.64	(0.49	)(e)	(3.10)	(3.59)	24.05
Year Ended August 31, 2007	20.65	(0.47	)(e)	7.46	6.99	27.64
Year Ended August 31, 2006	22.55	(0.42)		(1.48)	(1.90)	20.65

Institutional Class
Six Months Ended February 28, 2011 (Unaudited)	21.51	(0.09	)(e)(f)	8.84	8.75	30.26
Year Ended August 31, 2010	19.83	(0.24	)(e)	1.92	1.68	21.51
Year Ended August 31, 2009	25.36	(0.17	)(e)	(5.36)	(5.53)	19.83
Year Ended August 31, 2008	28.90	(0.29	)(e)	(3.25)	(3.54)	25.36
Year Ended August 31, 2007	21.41	(0.27	)(e)	7.76	7.49	28.90
Year Ended August 31, 2006	23.18	(0.26)		(1.51)	(1.77)	21.41

Investor Class
Six Months Ended February 28, 2011 (Unaudited)	20.70	(0.14	)(e)(f)	8.51	8.37	29.07
Year Ended August 31, 2010	19.15	(0.30	)(e)	1.85	1.55	20.70
Year Ended August 31, 2009	24.58	(0.23	)(e)	(5.20)	(5.43)	19.15
Year Ended August 31, 2008	28.11	(0.38	)(e)	(3.15)	(3.53)	24.58
Year Ended August 31, 2007	20.89	(0.34	)(e)	7.56	7.22	28.11
Year Ended August 31, 2006	22.69	(0.31)		(1.49)	(1.80)	20.89

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income per share would have been $(0.20), $(0.25), $(0.25), $(0.16) and $(0.19) for Class A, Class B, Class C, Institutional Class and Investor Class Shares, respectively and the net investment income (loss) ratio would have been (1.57)%, (2.03)%, (2.01)%, (1.17)% and (1.52%) for Class A, Class B, Class C, Institutional Class and Investor Class Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

24	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

40.41%	$3,893	1.64%	(1.11	)%(f)	1.97%	77%
8.15	2,351	1.65	(1.41)		1.96	135
(22.11)	1,879	1.65	(1.36)		2.09	102
(12.57)	3,424	1.65	(1.43)		1.86	136
34.53	4,192	1.65	(1.42)		1.78	98
(7.98)	2,182	1.65	(1.35)		1.84	97

40.10	460	2.14	(1.57	)(f)	2.47	77
7.56	304	2.15	(1.92)		2.46	135
(22.49)	349	2.15	(1.85)		2.58	102
(12.99)	673	2.15	(1.93)		2.36	136
33.85	829	2.15	(1.92)		2.28	98
(8.43)	528	2.15	(1.85)		2.33	97

40.10	1,463	2.14	(1.55	)(f)	2.47	77
7.56	568	2.15	(1.92)		2.46	135
(22.49)	625	2.15	(1.86)		2.59	102
(12.99)	866	2.15	(1.93)		2.36	136
33.85	902	2.15	(1.92)		2.29	98
(8.43)	654	2.15	(1.85)		2.33	97

40.68	70,207	1.29	(0.71	)(f)	1.57	77
8.47	56,456	1.30	(1.07)		1.56	135
(21.81)	63,847	1.30	(1.01)		1.69	102
(12.25)	87,419	1.30	(1.07)		1.46	136
34.98	116,431	1.30	(1.07)		1.38	98
(7.64)	103,697	1.30	(0.99)		1.41	97

40.43	426	1.64	(1.06	)(f)	1.82	77
8.09	300	1.65	(1.42)		1.81	135
(22.09)	356	1.65	(1.36)		1.94	102
(12.56)	541	1.65	(1.35)		1.70	136
34.56	11,178	1.62	(1.40)		1.63	98
(7.93)	10,803	1.62	(1.31)		1.67	97

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	25

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain	Net asset value, end of period
Behavioral Value Fund
Class A
Six Months Ended February 28, 2011 (Unaudited)	$25.01	$0.02	(e)	$8.82	$8.84	$—	$33.85
Year Ended August 31, 2010	22.40	—	(e)(f)	2.61	2.61	—	25.01
Year Ended August 31, 2009	24.16	(0.03	)(e)	(1.73)	(1.76)	—	22.40
Year Ended August 31, 2008	31.74	(0.07	)(e)	(5.46)	(5.53)	(2.05)	24.16
Year Ended August 31, 2007	30.51	(0.22	)(e)	3.39	3.17	(1.94)	31.74
Year Ended August 31, 2006	30.66	(0.15)		1.73	1.58	(1.73)	30.51

Class B
Six Months Ended February 28, 2011 (Unaudited)	24.20	(0.05	)(e)	8.53	8.48	—	32.68
Year Ended August 31, 2010	21.79	(0.13	)(e)	2.54	2.41	—	24.20
Year Ended August 31, 2009	23.61	(0.12	)(e)	(1.70)	(1.82)	—	21.79
Year Ended August 31, 2008	31.20	(0.20	)(e)	(5.34)	(5.54)	(2.05)	23.61
Year Ended August 31, 2007	30.16	(0.38	)(e)	3.36	2.98	(1.94)	31.20
Year Ended August 31, 2006	30.48	(0.25)		1.66	1.41	(1.73)	30.16

Class C
Six Months Ended February 28, 2011 (Unaudited)	24.19	(0.05	)(e)	8.52	8.47	—	32.66
Year Ended August 31, 2010	21.78	(0.13	)(e)	2.54	2.41	—	24.19
Year Ended August 31, 2009	23.60	(0.11	)(e)	(1.71)	(1.82)	—	21.78
Year Ended August 31, 2008	31.19	(0.20	)(e)	(5.34)	(5.54)	(2.05)	23.60
Year Ended August 31, 2007	30.14	(0.38	)(e)	3.37	2.99	(1.94)	31.19
Year Ended August 31, 2006	30.47	(0.26)		1.66	1.40	(1.73)	30.14

Institutional Class
Six Months Ended February 28, 2011 (Unaudited)	25.39	0.05	(e)	8.95	9.00	—	34.39
Year Ended August 31, 2010	22.69	0.04	(e)	2.66	2.70	—	25.39
Year Ended August 31, 2009	24.42	0.01	(e)	(1.74)	(1.73)	—	22.69
Year Ended August 31, 2008	31.97	(0.02	)(e)	(5.48)	(5.50)	(2.05)	24.42
Year Ended August 31, 2007	30.66	(0.15	)(e)	3.40	3.25	(1.94)	31.97
Year Ended August 31, 2006	30.75	(0.07)		1.71	1.64	(1.73)	30.66

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.
(g)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

26	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

35.35%	$14,846	1.59%		0.11%	2.28%	13%
11.65	8,919	1.60		(0.01)	2.18	50
(7.28)	8,337	1.60		(0.18)	2.39	61
(18.02)	11,658	1.60		(0.26)	1.94	55
10.30	37,003	1.60		(0.66)	1.86	55
5.30	36,503	1.60		(0.45)	1.84	34

35.04	1,875	2.09		(0.35)	2.79	13
11.06	1,489	2.09		(0.52)	2.68	50
(7.71)	1,534	2.10		(0.69)	2.90	61
(18.39)	2,287	2.10		(0.78)	2.46	55
9.77	4,070	2.10		(1.16)	2.36	55
4.76	3,799	2.10		(0.97)	2.34	34

35.01	7,772	2.09		(0.35)	2.79	13
11.07	5,957	2.09		(0.52)	2.68	50
(7.71)	6,187	2.10		(0.66)	2.89	61
(18.39)	10,655	2.10		(0.78)	2.45	55
9.81	22,617	2.10		(1.15)	2.36	55
4.72	17,860	2.10		(0.98)	2.34	34

35.45	15,250	1.39		0.35	1.89	13
11.90	12,398	1.39		0.15	1.79	50
(7.08)	22,326	1.41	(g)	0.05	1.95	61
(17.79)	56,351	1.40		(0.08)	1.55	55
10.52	113,979	1.40		(0.45)	1.46	55
5.49	148,760	1.40		(0.21)	1.43	34

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	27

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Realty Income Fund
Class A
Six Months Ended February 28, 2011 (Unaudited)	$8.47	$0.05	(e)	$1.80	$1.85	$(0.08)	$—	$—	$(0.08)
Year Ended August 31, 2010	6.51	0.13	(e)	1.99	2.12	(0.14)	—	(0.02)	(0.16)
Year Ended August 31, 2009	10.73	0.19	(e)	(4.12)	(3.93)	(0.18)	—	(0.11)	(0.29)
Year Ended August 31, 2008	15.54	0.24	(e)	(1.50)	(1.26)	(0.27)	(3.25)	(0.03)	(3.55)
Year Ended August 31, 2007	18.51	0.18	(e)	0.70	0.88	(0.20)	(3.65)	—	(3.85)
Year Ended August 31, 2006	19.86	0.41	(e)	3.86	4.27	(0.56)	(5.06)	—	(5.62)

Class B
Six Months Ended February 28, 2011 (Unaudited)	8.41	0.03	(e)	1.78	1.81	(0.06)	—	—	(0.06)
Year Ended August 31, 2010	6.47	0.09	(e)	1.98	2.07	(0.11)	—	(0.02)	(0.13)
Year Ended August 31, 2009	10.65	0.16	(e)	(4.08)	(3.92)	(0.15)	—	(0.11)	(0.26)
Year Ended August 31, 2008	15.45	0.18	(e)	(1.48)	(1.30)	(0.22)	(3.25)	(0.03)	(3.50)
Year Ended August 31, 2007	18.44	0.09	(e)	0.71	0.80	(0.14)	(3.65)	—	(3.79)
Year Ended August 31, 2006	19.83	0.32	(e)	3.83	4.15	(0.48)	(5.06)	—	(5.54)

Class C
Six Months Ended February 28, 2011 (Unaudited)	8.35	0.03	(e)	1.77	1.80	(0.06)	—	—	(0.06)
Year Ended August 31, 2010	6.42	0.09	(e)	1.97	2.06	(0.11)	—	(0.02)	(0.13)
Year Ended August 31, 2009	10.60	0.16	(e)	(4.07)	(3.91)	(0.16)	—	(0.11)	(0.27)
Year Ended August 31, 2008	15.39	0.17	(e)	(1.47)	(1.30)	(0.21)	(3.25)	(0.03)	(3.49)
Year Ended August 31, 2007	18.39	0.09	(e)	0.70	0.79	(0.14)	(3.65)	—	(3.79)
Year Ended August 31, 2006	19.79	0.32	(e)	3.82	4.14	(0.48)	(5.06)	—	(5.54)

Class R5
Six Months Ended February 28, 2011 (Unaudited)	8.48	0.07	(e)	1.81	1.88	(0.09)	—	—	(0.09)
Year Ended August 31, 2010	6.51	0.16	(e)	2.00	2.16	(0.16)	—	(0.03)	(0.19)
Year Ended August 31, 2009	10.76	0.20	(e)	(4.12)	(3.92)	(0.22)	—	(0.11)	(0.33)
Year Ended August 31, 2008	15.55	0.29	(e)	(1.49)	(1.20)	(0.30)	(3.25)	(0.04)	(3.59)
Year Ended August 31, 2007	18.51	0.25	(e)	0.70	0.95	(0.26)	(3.65)	—	(3.91)
May 15, 2006(g) through August 31, 2006	16.86	(0.06	)(e)	1.90	1.84	(0.19)	—	—	(0.19)

Institutional Class
Six Months Ended February 28, 2011 (Unaudited)	8.48	0.07	(e)	1.81	1.88	(0.09)	—	—	(0.09)
Year Ended August 31, 2010	6.51	0.16	(e)	2.00	2.16	(0.16)	—	(0.03)	(0.19)
Year Ended August 31, 2009	10.76	0.22	(e)	(4.14)	(3.92)	(0.22)	—	(0.11)	(0.33)
Year Ended August 31, 2008	15.55	0.29	(e)	(1.49)	(1.20)	(0.30)	(3.25)	(0.04)	(3.59)
Year Ended August 31, 2007	18.51	0.25	(e)	0.70	0.95	(0.26)	(3.65)	—	(3.91)
Year Ended August 31, 2006	19.86	0.50	(e)	3.83	4.33	(0.62)	(5.06)	—	(5.68)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Includes interest expense of 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

28	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.24	21.92%	$19,910	1.17%		1.08%	1.45%	86%
8.47	32.92	8,480	1.36		1.66	1.58	133
6.51	(35.96)	4,963	1.40		3.27	1.81	122
10.73	(7.24)	8,414	1.40		2.00	1.67	123
15.54	3.40	6,581	1.40		1.01	1.55	202
18.51	27.17	5,253	1.40		2.31	1.84	166

10.16	21.64	1,217	1.67		0.61	1.95	86
8.41	32.23	1,081	1.86		1.17	2.09	133
6.47	(36.30)	1,047	1.90		2.79	2.30	122
10.65	(7.61)	2,266	1.91	(f)	1.50	2.17	123
15.45	2.88	2,650	1.90		0.53	2.05	202
18.44	26.46	1,719	1.90		1.84	2.34	166

10.09	21.67	3,816	1.67		0.60	1.95	86
8.35	32.38	2,684	1.85		1.14	2.08	133
6.42	(36.37)	1,410	1.90		2.77	2.32	122
10.60	(7.60)	2,227	1.91	(f)	1.46	2.17	123
15.39	2.85	2,298	1.90		0.55	2.05	202
18.39	26.46	1,232	1.90		1.81	2.34	166

10.27	22.32	86,877	0.73		1.60	1.01	86
8.48	33.60	111,058	0.85		2.06	1.11	133
6.51	(35.70)	29,347	0.90		3.68	1.43	122
10.76	(6.74)	15,214	0.92		2.50	1.23	123
15.55	3.82	7,692	0.95		1.45	1.10	202
18.51	10.97	4,246	0.95		(1.24)	1.30	166

10.27	22.30	226,175	0.78		1.54	1.05	86
8.48	33.56	67,052	0.90		2.11	1.18	133
6.51	(35.72)	47,378	0.93		3.73	1.42	122
10.76	(6.78)	85,687	0.97		2.40	1.27	123
15.55	3.77	102,673	1.00		1.40	1.15	202
18.51	27.62	152,692	1.00		2.80	1.44	166

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (Unaudited)

1. Organization

Undiscovered Managers Funds (the “Trust”) was organized on September 29, 1997, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Undiscovered Managers Behavioral Growth Fund	Class A, Class B, Class C, Institutional Class and Investor Class	Diversified
Undiscovered Managers Behavioral Value Fund	Class A, Class B, Class C and Institutional Class	Diversified
JPMorgan Realty Income Fund	Class A, Class B, Class C, Class R5 and Institutional Class	Non-Diversified

Effective November 1, 2009, Class B Shares of the Funds may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Class R5, Institutional Class and Investor Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

30	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Behavioral Growth Fund Total Investments in Securities #	$77,190	$—	$—	$77,190

Behavioral Value Fund Total Investments in Securities #	$39,954	$—	$—	$39,954

Realty Income Fund Total Investments in Securities #	$337,662	$—	$—	$337,662

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOIs. Please refer to the SOIs for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the six months ended February 28, 2011.

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

C. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

D. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid annually, except for the Realty Income Fund, which are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	31

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (Unaudited) (continued)

such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Behavioral Growth Fund	0.95%
Behavioral Value Fund	1.05
Realty Income Fund	0.75

Sub-advisory agreements exist between the Advisor and the following sub-advisor:

Behavioral Growth Fund	Fuller & Thaler Asset Management, Inc.
Behavioral Value Fund	Fuller & Thaler Asset Management, Inc.

The sub-advisor receives a portion of the fees payable to the Advisor.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2011, the annualized effective rate was 0.09% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Investor Class Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Investor Class
Behavioral Growth Fund	0.25%	0.75%	0.75%	0.35	%*
Behavioral Value Fund	0.25	0.75	0.75	n/a
Realty Income Fund	0.25	0.75	0.75	n/a

*	This amount represents the combined amount that may be paid by the Investor Class Shares of the Behavioral Growth Fund under the Distribution Plan and the Shareholder Servicing Agreement.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2011, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Behavioral Growth Fund	$1		$2
Behavioral Value Fund	—	(a)	1
Realty Income Fund	3		1

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R5	Institutional Class
Behavioral Growth Fund	0.25%	0.25%	0.25%	n/a	0.10%
Behavioral Value Fund	0.25	0.25	0.25	n/a	0.10
Realty Income Fund	0.25	0.25	0.25	0.05%	0.10

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

32	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R5	Institutional Class	Investor Class
Behavioral Growth Fund	1.65%	2.15%	2.15%	n/a	1.30%	1.65%
Behavioral Value Fund	1.60	2.10	2.10	n/a	1.40	n/a
Realty Income Fund	1.18	1.68	1.68	0.73%	0.78	n/a

The contractual expense limitation agreements were in effect for the six months ended February 28, 2011. The expense limitation percentages in the table above are in place until at least December 31, 2011.

For the six months ended February 28, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Behavioral Growth Fund	$55	$6	$35	$96
Behavioral Value Fund	69	6	29	104
Realty Income Fund	395	—	—	395

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the six months ended February 28, 2011 was as follows (amounts in thousands):

Behavioral Growth Fund	$1
Behavioral Value Fund	1
Realty Income Fund	7

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended February 28, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	33

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (Unaudited) (continued)

4. Investment Transactions

During the six months ended February 28, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Behavioral Growth Fund	$51,176	$57,626
Behavioral Value Fund	4,261	5,180
Realty Income Fund	337,384	245,772

During the six months ended February 28, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Behavioral Growth Fund	$59,134	$18,882	$826	$18,056
Behavioral Value Fund	27,288	13,172	506	12,666
Realty Income Fund	256,095	81,579	12	81,567

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2011. Average borrowings from the Facility for the six months ended February 28, 2011, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
Realty Income Fund	$7,758	1	$—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Realty Income Fund invests primarily in shares of real estate investment trusts (“REITS”). While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

All of the Funds may invest in companies with relatively small market capitalizations. Several of the Funds will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger

34	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for Realty Income Fund.

In addition, the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate, approximately 25.7% of the net assets of the Realty Income Fund.

Additionally, Behavioral Growth Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions, if any, may impact the Fund’s performance.

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	35

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2010, and continued to hold your shares at the end of the reporting period, February 28, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
Behavioral Growth Fund
Class A
Actual	$1,000.00	$1,404.10	$9.78	1.64%
Hypothetical	1,000.00	1,016.66	8.20	1.64
Class B
Actual	1,000.00	1,401.00	12.74	2.14
Hypothetical	1,000.00	1,014.18	10.69	2.14
Class C
Actual	1,000.00	1,401.00	12.74	2.14
Hypothetical	1,000.00	1,014.18	10.69	2.14
Institutional Class
Actual	1,000.00	1,406.80	7.70	1.29
Hypothetical	1,000.00	1,018.40	6.46	1.29
Investor Class
Actual	1,000.00	1,404.30	9.78	1.64
Hypothetical	1,000.00	1,016.66	8.20	1.64

Behavioral Value Fund
Class A
Actual	1,000.00	1,353.50	9.28	1.59
Hypothetical	1,000.00	1,016.91	7.95	1.59
Class B
Actual	1,000.00	1,350.40	12.18	2.09
Hypothetical	1,000.00	1,014.43	10.44	2.09
Class C
Actual	1,000.00	1,350.10	12.18	2.09
Hypothetical	1,000.00	1,014.43	10.44	2.09

36	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2011

	Beginning Account Value September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
Behavioral Value Fund (continued)
Institutional Class
Actual	$1,000.00	$1,354.50	$8.11	1.39%
Hypothetical	1,000.00	1,017.90	6.95	1.39

Realty Income Fund
Class A
Actual	1,000.00	1,219.20	6.44	1.17
Hypothetical	1,000.00	1,018.99	5.86	1.17
Class B
Actual	1,000.00	1,216.40	9.18	1.67
Hypothetical	1,000.00	1,016.51	8.35	1.67
Class C
Actual	1,000.00	1,216.70	9.18	1.67
Hypothetical	1,000.00	1,016.51	8.35	1.67
Class R5
Actual	1,000.00	1,223.20	4.02	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Institutional Class
Actual	1,000.00	1,223.00	4.30	0.78
Hypothetical	1,000.00	1,020.93	3.91	0.78

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2011	UNDISCOVERED MANAGERS FUNDS	37

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. February 2011.	SAN-UM-211

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the

Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
May 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
May 9, 2011

By:	/s/
Joy C. Dowd
Treasurer and Principal Financial Officer
May 9, 2011